SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 92.3%
	Alabama — 4.0%
	Alabama Community College System (BAM), 5.125% due 10/1/2055	$2,000,000	$ 2,077,444
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	1,000,000	1,029,927
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA) (Green Bond), Series 2023-04FN Class PT, 5.23% due 10/1/2041	1,500,000	1,597,777
[a]	Black Belt Energy Gas District (Guaranty: BP plc), Series D, 5.00% due 3/1/2055 (put 11/1/2034)	2,000,000	2,129,020
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	471,501
	Mobile County (AM/NS Calvert LLC; Guaranty: Arcelormittal SA) IDA AMT, Series A, 5.00% due 6/1/2054	1,250,000	1,190,065
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,074,282
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2034 - 11/1/2035	3,210,000	3,409,050
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,065,620
	Series H, 5.00% due 11/1/2035	1,000,000	1,071,224
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,059,208
	Arizona — 3.3%
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.15% due 10/1/2053	370,000	380,711
	Chandler (Intel Corp.) IDA AMT,
[a]	4.10% due 12/1/2037 (put 6/15/2028)	875,000	881,786
[a]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	3,280,000	3,341,979
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2042	1,750,000	1,762,488
[a]	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,065,000	1,066,419
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,081,851
	Maricopa County (Legacy Traditional School Obligated Group) IDA, Series A, 5.25% due 7/1/2055	850,000	828,112
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,948,709
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	966,602
	California — 4.8%
	Benicia (Benicia High School) (AG) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	810,633
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032	350,000	355,266
	California (Community Program Developmental Disabilities) (California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	425,000	426,192
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,200,000	4,456,897
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	1,013,501
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	442,046
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,477,680
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	989,802
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,275,748
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	183,189
	City of Rialto (Community Facilities District No. 2020-1), 5.125% due 9/1/2055	1,000,000	1,010,201
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	626,126
	Lammersville Joint (Community Facilities Dist No. 2024-1) USD, 5.125% due 9/1/2050	765,000	779,101
	Moreno Valley Community Facilities District (Community Facilities District No. 2022-1) USD,
	5.00% due 9/1/2040 - 9/1/2045	860,000	887,984
	5.125% due 9/1/2050	665,000	677,258
	M-S-R Energy Authority (Guaranty: Citigroup, Inc.), Series A, 6.50% due 11/1/2039	1,245,000	1,507,891
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	550,000	548,745
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2049	1,000,000	1,016,372
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	871,149
	Colorado — 3.5%
	City & County of Denver Airport System Revenue AMT,
	Series A,
	5.00% due 11/15/2036 - 12/1/2048	4,065,000	4,183,404
	5.25% due 12/1/2043	150,000	153,876
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.50% due 11/1/2047	1,000,000	1,051,586
	Series A-2, 5.00% due 8/1/2044	1,600,000	1,619,946
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.25% due 5/15/2048	1,000,000	1,006,369
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	1,000,000	1,015,460
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2050	500,000	503,095
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), Series A, 5.00% due 7/1/2055	575,000	582,675
[b]	Colorado State University Research Foundation (Colorado State University System), Series A, 5.00% due 3/1/2035	500,000	524,692
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	313,672
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,317,234

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	STC Metropolitan District No. 2 (AG) GO, Series A, 5.00% due 12/1/2055	$ 750,000	$ 762,243
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	993,913
	Connecticut — 0.3%
	State of Connecticut GO, Series A, 5.00% due 4/15/2035	1,000,000	1,042,535
	Delaware — 0.5%
[b]	Delaware State (Academia Antonia Alonso, Inc.) EDA, Series A, 6.00% due 7/1/2055	1,000,000	1,018,299
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,070,284
	District of Columbia — 0.7%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	1,045,310
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AG), Series B, Zero Coupon due 10/1/2027	1,500,000	1,424,346
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2050	500,000	510,505
	Florida — 7.3%
	Alachua County (Oak Hammock at the University of Florida Obligated Group) HFA, Series A, 5.75% due 10/1/2053	1,500,000	1,560,540
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	306,653
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,066,267
[b]	Capital Trust Authority (Classical Academy of Sarasota, Inc.), 6.125% due 7/1/2055	1,000,000	990,483
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	913,641
	Series A, 4.00% due 9/1/2036	500,000	485,243
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series A, 5.50% due 1/1/2055	1,000,000	967,580
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,020,425
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2049	1,000,000	1,003,177
	County of Miami-Dade Aviation Revenue AMT, Series B, 5.00% due 10/1/2040	1,000,000	1,013,674
	County of Miami-Dade Transit System, 5.00% due 7/1/2046	1,000,000	1,038,030
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	940,098
	Florida Housing Finance Corp. (SP Palms LLC) (FHLMC), Series F-1, 4.90% due 11/1/2042	875,000	907,438
[b]	Florida Local Government Finance Commission (BridgePrep Academy, Inc. Series 2025 Obligated Group), Series A, 6.25% due 6/15/2055	2,500,000	2,558,230
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	2,200,000	2,218,471
	Lee County (Shell Point Obligated Group) IDA,
	Series A, 5.25% due 11/15/2054	1,000,000	1,006,255
	Series B-1, 4.75% due 11/15/2029	1,500,000	1,513,830
[b]	Miami-Dade County (Miami Community Charter School, Inc.) IDA, 6.25% due 6/1/2055	500,000	507,201
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,101,510
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,270,000	2,284,543
	Orange County (Orlando Health Obligated Group) HFA, Series A, 5.00% due 10/1/2047	1,000,000	1,005,228
	Palm Beach County (ACTS Retirement-Life Communities, Inc. Obligated Group) HFA, Series B, 5.00% due 11/15/2049	1,000,000	986,805
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2045	715,000	704,460
	5.75% due 11/1/2050	500,000	521,057
	Series A, 5.00% due 11/1/2047	250,000	242,836
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	568,459
	Georgia — 4.8%
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	2,000,000	2,116,828
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,517,528
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,054,075
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	1,500,000	1,599,327
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036 - 5/15/2043	5,600,000	5,904,722
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,263,638
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,204,555
	Municipal Electric Authority of Georgia (AG), Series A, 5.00% due 7/1/2053	1,500,000	1,528,134
	Municipal Electric Authority of Georgia (BAM), Series A, 5.00% due 1/1/2049	1,000,000	1,002,099
	Illinois — 9.9%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042	500,000	531,139
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,012,237
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2048	1,700,000	1,695,770
	Chicago O’Hare International Airport (AG) AMT, Series A, 5.25% due 1/1/2045	825,000	865,493
	Chicago O’Hare International Airport AMT, Series A, 5.25% due 1/1/2048 - 1/1/2053	3,000,000	3,057,869
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2026	1,000,000	1,000,000
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	500,000	506,537
	6.00% due 1/1/2038 - 1/1/2050	3,830,000	3,889,970

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	City of Chicago Wastewater Transmission Revenue (AG), Series A, 5.25% due 1/1/2053	$1,000,000	$ 1,044,541
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group),
	Series A,
	5.00% due 11/1/2036	500,000	536,687
	5.375% due 11/1/2055	500,000	494,346
	Illinois Finance Authority (Plymouth Place Obligated Group),
	Series A,
	5.00% due 5/15/2033	290,000	293,783
	6.625% due 5/15/2052	1,000,000	1,045,862
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2026 - 10/15/2027	835,000	832,344
	Illinois HDA, Series A, 4.80% due 2/1/2046	1,000,000	1,000,058
	Illinois State University (AG), Series A, 5.00% due 4/1/2033 - 4/1/2036	965,000	1,003,840
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,501,371
	Northeastern Illinois University (BAM) COP, 5.25% due 7/1/2050	1,000,000	1,015,943
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,039,597
	State of Illinois (BAM) GO, 4.00% due 6/1/2041	1,280,000	1,255,144
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	406,159
	5.75% due 5/1/2045	1,600,000	1,711,430
	Series A, 5.50% due 3/1/2042 - 3/1/2047	2,000,000	2,130,370
	Series B,
	4.00% due 10/1/2035	1,000,000	1,013,112
	5.25% due 5/1/2048	295,000	305,048
	5.50% due 5/1/2047	1,000,000	1,045,797
	Series D, 5.00% due 11/1/2028	3,000,000	3,110,139
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,680,177
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,030,431
	Indiana — 2.1%
	Indiana Finance Authority (Baptist Healthcare System Obligated Group), Series A, 5.00% due 8/15/2051	620,000	618,151
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.50% due 5/1/2054	500,000	508,937
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,334,262
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.375% due 3/1/2055	1,250,000	1,255,278
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,528,000
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series A, 5.75% due 5/15/2055	3,300,000	3,407,418
	Iowa — 1.7%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	2,075,000	2,375,373
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.125% due 5/15/2059	1,000,000	940,361
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.25% due 12/1/2050	1,000,000	1,025,207
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	731,704
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,664,955
	Kansas — 0.5%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,002,453
	Kentucky — 3.1%
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,514,424
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,554,412
[a]	5.25% due 4/1/2054 (put 2/1/2032)	5,000,000	5,382,785
	Louisiana — 1.0%
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.15% due 6/15/2055	1,500,000	1,521,804
	Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group), Series A, 5.00% due 7/1/2048	1,500,000	1,498,839
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series 2025-A, 5.25% due 5/15/2055	1,000,000	1,038,766
	Maryland — 0.5%
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2055	1,000,000	1,026,124
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.25% due 8/1/2054	1,000,000	1,024,931
	Massachusetts — 0.7%
	Commonwealth of Massachusetts GO, Series D, 5.00% due 9/1/2050	1,000,000	1,030,508
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series A, 5.875% due 12/1/2060	1,500,000	1,320,217
	Massachusetts Housing Finance Agency (HUD) (Green Bond), Series C1, 5.20% due 12/1/2053	500,000	511,971
	Michigan — 1.4%
	City of Detroit (Green Bond) GO, Series A, 5.00% due 4/1/2032	200,000	216,087
	Detroit City School District (School Building & Site Improvement) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,034,669
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), 6.125% due 11/1/2060	2,000,000	1,965,980

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	$ 140,000	$ 140,155
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,292
	Michigan State HDA (Green Bond), Series A, 5.00% due 12/1/2055	750,000	755,067
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	500,000	497,998
	Minnesota — 0.3%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	991,276	1,109,164
	Missouri — 0.7%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044 - 2/1/2048	1,600,000	1,631,295
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 5.00% due 11/1/2055	1,000,000	1,025,312
	Montana — 0.4%
	Montana Facility Finance Authority (Benefis Health System Obligated Group), Series A, 5.50% due 2/15/2055	1,500,000	1,574,730
	Nebraska — 0.4%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,612,262
	Nevada — 0.5%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,075,391
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	760,000	770,329
	New Hampshire — 0.5%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	2,150,000	2,158,383
	New Jersey — 2.4%
	Camden County Improvement Authority (Kipp Cooper Norcross Obligated Group) (Green Bond), 6.00% due 6/15/2052	1,000,000	1,034,233
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	536,277
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,000,000	1,047,308
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	300,000	300,571
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,600,000	1,733,239
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,097,162
	New Jersey Transportation Trust Fund Authority (State of New Jersey), Series AA, 5.00% due 6/15/2046	1,000,000	1,012,297
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	2,000,000	2,020,042
	New Mexico — 1.5%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	758,407
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,465,221
	Series A, 5.00% due 5/15/2039 - 5/15/2049	1,950,000	1,828,091
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,070,000	1,077,700
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 5.10% due 9/1/2055	1,000,000	1,019,079
	New York — 3.8%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.00% due 7/1/2042	2,300,000	2,326,151
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	998,696	1,080,008
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,051,903
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	1,500,000	1,508,932
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series CC-1, 5.00% due 6/15/2051	1,000,000	1,021,878
	New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue), Series A, 5.00% due 5/1/2054	1,500,000	1,554,015
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2051	2,000,000	2,075,478
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,114,103
	Port Authority of New York & New Jersey AMT, Series 238 5.00% due 7/15/2037	500,000	545,172
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	789,406
	4.125% due 10/1/2032	210,000	214,805
	4.20% due 4/1/2033	845,000	865,380
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2051	1,000,000	1,023,505
	North Carolina — 1.7%
	Greater Asheville Regional Airport Authority (AG) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,065,227
	Nash Health Care Systems, 5.25% due 2/1/2055	750,000	764,156
	North Carolina Medical Care Commission (Chapel Hill Residential Center, Inc. Obligated Group), 5.25% due 12/1/2055	2,075,000	2,097,831
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group), 5.625% due 10/1/2055	365,000	373,008
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	1,650,000	1,608,724
	North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2056	1,000,000	984,706
	North Dakota — 0.6%
	City of Horace GO, Series C, 5.00% due 5/1/2050	1,400,000	1,390,740
	North Dakota Housing Finance Agency (Green Bond), Series A, 5.05% due 7/1/2053	1,000,000	1,010,560
	Ohio — 2.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030 (pre-refunded 11/15/2026)	$1,420,000	$ 1,453,124
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	4,500,000	3,640,477
	Columbus-Franklin County Finance Authority, Series A, 5.125% due 1/1/2044	1,000,000	1,059,926
	County of Hamilton (Life Enriching Communities Obligated Group),
	5.50% due 1/1/2050	400,000	408,522
	Series A, 5.50% due 1/1/2043	500,000	524,155
	Madison-Plains Local School District (BAM) COP, 5.50% due 12/1/2049	1,200,000	1,272,900
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,189,885
	West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.50% due 12/1/2055	1,000,000	1,021,110
	Oklahoma — 0.2%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.45% due 7/1/2044	800,000	770,220
	Oregon — 0.5%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,091,034
	Pennsylvania — 4.7%
[b]	Allentown Neighborhood Improvement Zone Development Authority, 6.00% due 5/1/2042	600,000	637,534
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.25% due 6/1/2055	1,700,000	1,689,244
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,003,083
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2037	1,000,000	1,018,065
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 11/1/2049	1,000,000	1,022,614
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	1,825,000	1,842,540
	General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series A, 5.00% due 6/1/2049	1,605,000	1,616,169
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	1,000,000	972,846
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	510,832
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,345,096
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,052,068
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2046	1,050,000	904,901
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,464,697
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.00% due 6/1/2041 (put 7/1/2026)	2,000,000	2,002,668
	Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2047	825,000	860,218
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	103,715
	South Carolina — 3.2%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,462,756
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,351,615
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.25% due 4/1/2051	1,500,000	1,469,172
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.80% due 12/1/2050	1,000,000	994,875
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.625% due 10/1/2050	500,000	500,693
[a,b]	South Carolina Jobs-EDA (Enerra SC-1 LLC) AMT, 3.70% due 12/15/2027 (put 12/1/2026)	1,500,000	1,507,788
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,495,000	1,497,117
	Tennessee — 1.8%
	Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health Obligated Group), Series A-2, 5.00% due 8/1/2049	1,050,000	1,050,876
	Memphis-Shelby County Airport Authority AMT,
	5.00% due 7/1/2043	1,000,000	1,001,941
	Series A, 5.00% due 7/1/2049	1,000,000	986,800
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Shelby House II LP) (FNMA), Series 2024-18FN Class PT, 4.60% due 12/1/2044	1,500,000	1,507,083
	Tennessee (Green Bond) HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	1,005,167
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,613,248
	Texas — 8.2%
	Agua Dulce (PSF-GTD) ISD GO, 5.25% due 8/15/2050	1,000,000	1,057,122
	Blue Ridge (PSF-GTD) ISD GO, Series 2025, 5.50% due 2/15/2055	1,000,000	1,080,726
	City of Austin Airport System Revenue, Series A, 5.00% due 11/15/2049	1,000,000	1,010,772
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,143,998
	City of Houston Airport System Revenue (AG) AMT, Series A, 5.25% due 7/1/2048	1,000,000	1,032,685
	City of Houston Airport System Revenue (United Airlines, Inc.) AMT, Series B, 5.50% due 7/15/2038	1,000,000	1,066,430
	City of Houston Airport System Revenue AMT, Series A, 5.00% due 7/1/2041	1,500,000	1,518,984
	Dallas College GO, 5.00% due 2/15/2037	360,000	360,379
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,383,016
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group), Series A, 6.50% due 10/1/2055	1,000,000	1,021,513
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.375% due 1/1/2055	1,000,000	1,004,722
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	511,784
	Northwest (PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2049	1,350,000	1,397,075
	San Antonio Housing Trust Public Facility Corp. (Brooks Family Apartments LP) (FNMA), Series A, 4.55% due 3/1/2043	3,500,000	3,523,613

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2044 - 10/1/2049	$3,475,000	$ 3,441,312
	Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group), Series A, 5.00% due 11/15/2055	2,000,000	2,063,850
	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway TX Owner LP) (FNMA), Series A, 4.60% due 3/1/2043	4,100,000	4,105,802
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,519,689
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,228,078
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	880,344
	Texas State Technical College (AG), Series A, 5.75% due 8/1/2047	545,000	597,089
	Utah — 1.8%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	2,000,000	2,009,392
	City of Salt Lake City Airport Revenue AMT, Series A, 5.50% due 7/1/2050	3,000,000	3,173,139
[b]	Tech Ridge Public Infrastructure District Tech Ridge Assessment Area, 6.25% due 12/1/2054	1,000,000	1,032,315
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	827,341
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	200,000	205,461
	Virginia — 0.7%
	Henrico County (Bon Secours Mercy Health, Inc.) EDA, Series A, 5.00% due 11/1/2048	650,000	670,461
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,089,826
	Virginia HDA, Series F, 5.00% due 7/1/2045	1,000,000	1,032,229
	Washington — 1.2%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A2, 5.00% due 8/1/2044	1,000,000	1,003,790
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,000	1,006,911
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	1,850,000	1,864,894
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	923,932
	West Virginia — 1.4%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	1,745,000	1,752,531
	West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group), Series A, 5.00% due 6/1/2047	3,000,000	3,005,679
	West Virginia Parkways Authority, 5.00% due 6/1/2047	1,000,000	1,032,090
	Wisconsin — 3.1%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,040,212
	Public Finance Authority (Kahala Senior Living Community Obligated Group), 5.00% due 11/15/2033 - 11/15/2035	1,050,000	1,157,491
[b]	Public Finance Authority (Liberty Classical Schools Educational Services, Inc.), Series A, 6.75% due 6/15/2055	400,000	401,091
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2027 - 1/1/2032	1,430,000	1,469,317
	Public Finance Authority (Renown Regional Medical Center Obligated Group), Series A, 5.00% due 6/1/2055	1,500,000	1,504,447
	Public Finance Authority (SR 400 Peach Partners LLC) AMT, Series 2025, 5.75% due 6/30/2060	2,000,000	2,063,558
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	3,145,000	2,825,694
	Public Finance Authority (WakeMed Obligated Group), Series A 5.00% due 10/1/2044	1,300,000	1,316,213
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.00% due 8/15/2048	500,000	521,334
	Total Long-Term Municipal Bonds — 92.3% (Cost $359,897,625)		371,692,648
	SHORT-TERM INVESTMENTS — 6.7%
	Municipal Bonds — 6.2%
	Arizona — 1.8%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C 2.55% due 1/1/2046 (put 1/2/2026)	7,250,000	7,250,000
	Mississippi — 0.2%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series G 2.50% due 12/1/2030 (put 1/2/2026)	620,000	620,000
	New York — 2.6%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), Series AA-1, 2.50% due 6/15/2050 (put 1/2/2026)	6,145,000	6,145,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series C-4, 2.50% due 11/1/2036 (put 1/2/2026)	4,380,000	4,380,000
	North Carolina — 0.4%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series C, 2.55% due 1/15/2037 (put 1/2/2026)	1,750,000	1,750,000
	Texas — 1.2%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 2.57% due 4/1/2040 (put 1/2/2026)	4,845,000	4,845,000
	Total Municipal Bonds — 6.2% (Cost $24,990,000)		24,990,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Mutual Fund — 0.5%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%	1,784,707	$ 1,784,707
	Total Mutual Fund — 0.5% (Cost $1,784,707)		1,784,707
	Total Short-Term Investments — 6.7% (Cost $26,774,707)		26,774,707
	Total Investments — 99.0% (Cost $386,672,332)		$398,467,355
	Other Assets Less Liabilities — 1.0%		4,055,874
	Net Assets — 100.0%		$402,523,229

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $22,975,515, representing 5.71% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
Mtg	Mortgage
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.